Note 21 Other Financial Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Other financial liabilities [Line Items]
Other financial liabilities	€ 22,339	€ 20,258
Lease liabilities [member]
Other financial liabilities [Line Items]
Other financial liabilities	1,458	1,463
Creditors for other financial liabilities [Member]
Other financial liabilities [Line Items]
Other financial liabilities	5,294	4,597
Collection accounts [Member]
Other financial liabilities [Line Items]
Other financial liabilities	6,511	4,450
Creditors for other payment obligations [Member]
Other financial liabilities [Line Items]
Other financial liabilities	€ 9,076	€ 9,748